Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock	Dec. 31, 2022 shares
Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock [Line Items]
Total shares issued and outstanding	539,230
MoSys common stock outstanding prior to business combination [Member]
Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock [Line Items]
Total shares issued and outstanding	217,898
Common stock issued to Peraso Tech stockholders [Member]
Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock [Line Items]
Total shares issued and outstanding	76,390
Exchangeable Shares issued to Peraso Tech stockholders [Member]
Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock [Line Items]
Total shares issued and outstanding	199,556
Escrow Shares - common stock [Member]
Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock [Line Items]
Total shares issued and outstanding	12,564
Escrow Shares - Exchangeable Shares [Member]
Business Combination (Details) - Schedule of Outstanding Shares of the Common Stock [Line Items]
Total shares issued and outstanding	32,822